INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES

14.	INVESTMENTS IN AFFILIATES

At December 31, 2020 and 2019, we have the following participation in investments that are recorded using the equity method:

	2020	2019
Golar Partners (1)	32.8%	32.0%
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Hygo	50.0%	50.0%
Avenir LNG Limited (“Avenir”)	23.1%	22.5%
(1) As of December 31, 2020, we held a 32.8% (2019: 32.0%) ownership interest in Golar Partners (including our 2% general partner interest) and 100% of the IDRs.

The carrying amounts of our investments in our equity method investments as at December 31, 2020 and 2019 are as follows:

(in thousands of $)	2020	2019
Golar Partners	67,429	214,296
Hygo	200,337	261,693
Avenir	39,984	28,101
ECGS	4,401	4,715
Equity in net assets of affiliates	312,151	508,805

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2020	2019
Balance as of January 1,	508,805	571,782
Additions	5,419	7,348
Capitalized interest	2,718	15,996
Dividends	(10,584)	(36,726)
Equity in net losses of affiliates	(40,644)	(45,799)
Impairment of investment in affiliate (1)	(135,883)	(500)
Share of other comprehensive income of affiliates	(17,680)	(3,296)
Balance as at December 31,	312,151	508,805

(1) In 2018, we entered into an agreement to form the Cool Company Limited, (“Cool Co”) with the intention to spin-off our LNG shipping fleet. Under the shareholders' agreement, we contributed $0.5 million representing 49.5% of the Cool Co. In 2019, due to misalignment of interests between the founding parties, we withdrew from the process. Subsequently, in December 2019, we acquired the remaining shareholding in Cool Co. and recognized an impairment charge of $0.5 million.

Quoted market prices for ECGS and Hygo are not available because these companies are not publicly traded.
Golar Partners

Golar Partners is an owner and operator of FSRUs and LNG carriers and was listed on the NASDAQ under the symbol GMLP until the closing of the GMLP Merger. Since the deconsolidation date of Golar Partners in December 2012, we have accounted for all our investments (Common Units, GP Units and IDRs) in Golar Partners under the equity method. The initial carrying value of our investments in Golar Partners was based on the fair value on the deconsolidation date. Subsequently the day one value was adjusted for our share of Golar Partners earnings and distributions received.

In February 2020, we purchased 107,000 of Golar Partners' units underlying the total return swap at fair consideration of $0.5 million (note 24). In June 2020, as a result of the continued suppression of Golar Partners' unit price and the significant difference between the carrying value of our investment in Golar Partners and its fair value, we believed that the decline in Golar Partners’ unit price was no longer temporary. Consequently, we recognized an impairment charge of $135.9 million presented in "Equity in net losses of affiliates" in our consolidated statements of operations. The fair value of our investment in Golar Partners is categorized within level 2 of the fair value hierarchy. We used Golar Partners’ unit price as at June 30, 2020, to estimate the total equity value of our investment. As of December 31, 2020, we believe that there is no further other than temporary impairment of the carrying value for our equity accounted investment (note 27).

On January 13, 2021, Golar Partners entered into Agreement and Plan of Merger (the “GMLP Merger Agreement”) with NFE, Golar GP LLC, the general partner of Golar Partners (the “General Partner”), Lobos Acquisition LLC, a limited liability company and a wholly-owned subsidiary of NFE (“GMLP Merger Sub”), and NFE International Holdings Limited, a private limited company and a wholly-owned subsidiary of NFE (“GP Buyer”), pursuant to which, on April 15, 2021, GMLP Merger Sub merged with and into Golar Partners (the “GMLP Merger”), with Golar Partners surviving the GMLP Merger as a wholly-owned subsidiary of NFE.

Under the GMLP Merger Agreement, on April 15, 2021, NFE acquired all of the outstanding common units of Golar Partners for $3.55 per common unit in cash, a 27% premium to the closing price of Golar Partners’ common units of $2.79 per common unit on January 12, 2021 (note 27). Upon the closing of the GMLP Merger, we received $75.7 million in cash for the 21,333,586 Golar Partners common units owned by us immediately prior to the completion of the GMLP Merger. Concurrently with the consummation of the GMLP merger, the incentive distribution rights (“IDRs”) of Golar Partners owned by us were cancelled and ceased to exist, and no consideration was paid to us in respect thereof. Concurrently with the completion of the GMLP Merger, GP Buyer purchased from us all of the outstanding membership interests in the General Partner for which we received consideration of $5.1 million, which is equivalent to $3.55 per general partner unit of Golar Partners.

ECGS

In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company and HK Petroleum Services to establish a jointly owned company, ECGS, to develop operations in Egypt, particularly in hydrocarbon and LNG related areas.

In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1 per share. This represents a 50% interest in the voting rights of ECGS and, in December 2011, ECGS called up its remaining share capital amounting to $7.5 million. Of this, we paid $3.75 million to maintain our 50% equity interest.

As ECGS is jointly owned and operated together with other third parties, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint control.

Hygo

In July 2016, we entered into certain agreements forming a 50/50 joint venture, Hygo, with private equity firm Stonepeak. Under the terms of the shareholders' agreement in relation to the formation of the joint venture company, we disposed of the entities that own and operate Golar Penguin, Golar Celsius, newbuild Golar Nanook and Sergipe project to Hygo. Hygo has a 50% interest in Centrais Eléctricas de Sergipe S.A. (“CELSE”), which was formed for the purpose of constructing and operating the Sergipe Power Plant, which commenced operations in March 2020. The Golar Nanook also commenced its 25-year charter with CELSE under a sales-type lease in March 2020. As a result, Hygo and its subsidiaries have been considered as our affiliates and not as controlled subsidiaries of the Company. Accordingly, with effect from July 6, 2016, our investment in Hygo has been accounted for under the equity method of accounting.
Under the shareholders' agreement, we and Stonepeak agreed to contribute additional funding to Hygo on a pro rata basis. During the years ended December 31, 2020 and 2019, we contributed $nil and $5.0 million, respectively, to Hygo as a result of this agreement. In addition, interest costs capitalized on the investment in Hygo for the years ended December 31, 2020 and 2019, were $1.9 million and $14.7 million, respectively.

In August 2020, Hygo filed a Registration Statement on Form F-1 with the U.S. SEC Commission in connection with an IPO of its common shares which was subsequently placed on hold. Following the aborted IPO, a number of strategic partners expressed interests in investing in or purchasing Hygo.

On January 13, 2021, we entered into an Agreement and Plan of Merger (the “Hygo Merger Agreement”) with NFE, Hygo, Stonepeak Infrastructure Fund II Cayman (G) Ltd., a fund managed by Stonepeak, and Lobos Acquisition Ltd., a wholly-owned subsidiary of NFE (“Hygo Merger Sub”), pursuant to which, on April 15, 2021, Hygo Merger Sub merged with and into Hygo (the “Hygo Merger”), with Hygo surviving the Hygo Merger as a wholly owned subsidiary of NFE.

Under the terms of the Hygo Merger Agreement, on April 15, 2021, NFE acquired all of the outstanding shares of Hygo for 31,372,549 shares of NFE’s Class A common stock and $580 million in cash (see note 27). Upon the consummation of the Hygo Merger, we received 18,627,451 shares of NFE common stock and $50 million in cash, and Stonepeak received 12,745,098 shares of NFE common stock and $530 million in cash, which included a cash settlement of its preferred equity tranche of $180 million.

Avenir

In October 2018, Avenir issued a private placement of 99 million shares at a par price of $1 per share, which was successfully completed at a subscription price of $1 per share. Of the 99 million shares placed, we subscribed for 24.8 million shares, representing an investment of $24.8 million, or 25%. The investment is part of a combined commitment of up to $182.0 million from Stolt-Nielsen Limited (“Stolt-Nielsen”) (an entity affiliated with our director Niels Stolt Nielsen), Höegh LNG Holdings Limited (“Höegh”) and Golar for the pursuit of opportunities in small-scale LNG, including the delivery of LNG to areas of stranded gas demand, the development of LNG bunkering services and supply to the transportation sector. The consideration of $24.8 million, was deemed less than our proportionate share of net assets acquired in Avenir, at fair value and we had recognized negative goodwill of $3.8 million in equity in net losses of affiliates to reflect our bargain purchase.

In November 2018, Avenir placed a further 11 million shares, also at a subscription price of $1 per share, with a group of institutional and other professional investors and, subsequent to this placement, Stolt-Nielsen, Höegh and Golar have a 45%, 22.5% and 22.5% participation in Avenir, respectively. Avenir's shares were listed on the N-OTC with effect from November 14, 2018.

In March 2020, Avenir issued an Equity Shortfall Offering to its shareholders, requiring funding of an equity shortfall by means of a total equity contribution to be funded on a pro rata basis. As of December 31, 2020, we have subscribed 9,375,000 additional shares at $1.00 par value and paid $9.4 million in cash. We are obligated to subscribe a further 1,875,000 of additional shares at $1.00 par value, or $1.9 million and have recognized this as liability under “Other current liabilities” in our consolidated balance sheet.

Interest costs capitalized on the investment in Avenir for the years ended December 31, 2020 and 2019, were $0.9 million and $1.3 million respectively.

Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2020
	ECGS	Golar Partners	Hygo	Avenir
Balance Sheet
Current assets	26,589	146,821	109,596	18,275
Non-current assets	88	1,880,840	917,976	151,940
Current liabilities	(15,925)	(832,277)	(97,245)	(18,950)
Non-current liabilities	(931)	(570,063)	(453,278)	(26,744)
Non-controlling interests	—	82,112	13,557	—

(in thousands of $)	December 31, 2020
	ECGS	Golar Partners	Hygo	Avenir
Statement of Operations
Revenue	31,441	284,734	47,295	2,340
Net (loss)/income	(486)	18,077	(61,859)	(6,006)

(in thousands of $)	December 31, 2019
	ECGS	Golar Partners	Hygo	Avenir
Balance Sheet
Current assets	27,719	133,299	126,406	26,198
Non-current assets	95	1,972,313	1,028,386	71,742
Current liabilities	(16,024)	(309,154)	(232,200)	(3,641)
Non-current liabilities	(1,203)	(1,143,764)	(338,351)	(4,830)
Non-controlling interests	—	83,231	7,090	—

Statement of Operations
Revenue	32,052	299,652	45,223	1,058
Net income/(loss)	297	21,134	(6,928)	(7,878)